GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 4.0%
	EQUITY - 4.0%
4,671	iShares Core S&P 500 ETF			$ 2,231,010
13,473	iShares MSCI ACWI ETF			1,371,147
27,996	iShares MSCI ACWI ex US ETF			1,428,916
19,341	iShares MSCI EAFE ETF			1,457,344
23,151	iShares MSCI EAFE Small-Cap ETF			1,433,047
34,727	iShares MSCI Emerging Markets ETF			1,396,373
8,510	iShares Russell 1000 ETF			2,231,832
11,620	iShares Russell 2000 ETF			2,332,250
29,338	iShares Russell Mid-Cap ETF			2,280,443
24,907	iShares U.S. Real Estate ETF			2,276,749
	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,149,268)			18,439,111

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	BONDS & NOTES — 34.8%
	OIL & GAS PRODUCERS — 1.1%
5,000,000	Shell International Finance BV	2.0000	11/07/24	4,873,587

	SOFTWARE — 1.1%
5,000,000	Microsoft Corporation	3.1250	11/03/25	4,885,701

	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 32.6%
10,000,000	Federal Farm Credit Banks Funding Corporation	0.2000	02/16/24	9,936,096
10,000,000	Federal Farm Credit Banks Funding Corporation	0.3200	12/23/24	9,573,744
7,180,000	Federal Home Loan Banks	0.3750	06/24/24	7,016,997
10,000,000	Federal Home Loan Banks(a)	1.2500	06/30/26	9,404,066
14,000,000	Federal Home Loan Banks(a)	1.0000	07/21/26	13,052,169
4,250,000	Federal Home Loan Banks(a)	0.5000	05/27/27	4,053,789
10,000,000	Federal Home Loan Banks(a)	1.1250	06/30/27	9,180,703
10,000,000	Federal Home Loan Banks(a)	0.7500	01/28/28	9,146,793
10,000,000	Federal Home Loan Banks(a)	0.4000	02/24/28	9,156,546
14,750,000	Federal Home Loan Banks(a)	0.3000	02/25/28	13,451,000
10,000,000	Federal Home Loan Banks(a)	1.2500	08/16/28	9,092,319
9,900,000	Federal Home Loan Banks(a)	1.0000	08/24/28	9,171,121
3,500,000	Federal Home Loan Mortgage Corporation	5.0000	12/16/24	3,493,298

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	BONDS & NOTES — 34.8% (Continued)
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 32.6% (Continued)
10,000,000	Federal Home Loan Mortgage Corporation	0.7000	08/19/26	$ 9,107,073
6,000,000	Federal National Mortgage Association	0.5500	08/25/25	5,634,792
5,000,000	Federal National Mortgage Association	0.7500	01/20/26	4,652,298
13,000,000	Federal National Mortgage Association	0.8500	06/30/26	11,940,327
2,305,142	Government National Mortgage Association	2.5000	12/20/49	2,050,697
				149,113,828

	TOTAL BONDS & NOTES (Cost $170,129,047)			158,873,116

Principal Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 17.3%
	U.S. TREASURY BILLS — 15.2%
15,000,000	United States Treasury Bill(b)	4.7700	01/18/24	14,964,824
25,000,000	United States Treasury Bill(b)	5.0200	01/30/24	24,897,178
10,000,000	United States Treasury Bill(b)	5.2100	03/26/24	9,878,696
10,000,000	United States Treasury Bill(b)	5.2300	04/02/24	9,868,461
10,000,000	United States Treasury Bill(b)	5.1500	05/30/24	9,791,265
				69,400,424
		Coupon Rate (%)
	U.S. TREASURY NOTES — 2.1%
10,000,000	United States Treasury Note	1.1250	01/15/25	9,634,470

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $79,080,764)			79,034,894

Shares				Fair Value
	SHORT-TERM INVESTMENT — 37.5%
	MONEY MARKET FUND - 37.5%
171,264,314	Morgan Stanley Institutional Liquidity Funds, Institutional Class, 5.27%(c) (Cost $171,264,314)			171,264,314

	TOTAL INVESTMENTS - 93.6% (Cost $433,623,393)			$ 427,611,435
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.4%			29,447,244
	NET ASSETS - 100.0%			$ 457,058,679

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
1,443	3 Month Euro Euribor Future	09/15/2025	$ 390,699,657	$ 1,137,812
351	CBOT 10 Year US Treasury Note	03/19/2024	39,624,609	939,189
864	CBOT 30 Day Federal Funds Future	04/30/2024	341,775,340	16,206
373	CBOT 5 Year US Treasury Note	03/28/2024	40,572,492	544,438
28	CBOT Rough Rice Future(e)	03/14/2024	981,121	(2,310)
16	CBOT Soybean Meal Future(e)	03/14/2024	617,600	(15,520)
300	CBOT US Treasure Bond Futures	03/19/2024	37,481,250	2,458,172
113	CME Australian Dollar Currency Future	03/18/2024	7,718,465	105,110
235	CME British Pound Currency Future	03/18/2024	18,728,031	197,455
25	CME E-Mini NASDAQ 100 Index Future	03/15/2024	8,511,750	388,293
145	CME E-Mini Standard & Poor's 500 Index Future	03/15/2024	34,945,000	1,298,712
38	CME E-Mini Standard & Poor's MidCap 400 Index	03/15/2024	10,676,100	565,130
196	CME Euro Foreign Exchange Currency Future	03/18/2024	27,133,750	(51,769)
326	CME Mexican Peso Currency Future	03/18/2024	9,493,120	207,995
101	CME New Zealand Dollar Currency Future	03/18/2024	6,385,725	158,515
73	CME Swiss Franc Currency Future	03/18/2024	10,931,750	370,463
39	COMEX Copper Future(e)	03/26/2024	3,793,238	(63,475)
166	COMEX Gold 100 Troy Ounces Future(e)	02/27/2024	34,391,880	1,098,340
7	COMEX Silver Future(e)	03/26/2024	843,010	(21,290)
135	Eurex 10 Year Euro BUND Future	03/07/2024	20,451,204	185,195
59	Eurex 30 Year Euro BUXL Future	03/07/2024	9,231,044	428,839
113	Eurex 5 Year Euro BOBL Future	03/07/2024	14,880,371	25,865
80	Eurex DAX Index Future	03/15/2024	37,343,785	(144,544)
151	Euro-BTP Italian Bond Futures	03/07/2024	19,862,718	494,104
139	French Government Bond Futures	03/07/2024	20,180,934	188,714
164	FTSE 100 Index Future	03/15/2024	16,216,437	301,463
267	ICE US MSCI Emerging Markets EM Index Futures	03/15/2024	13,799,895	261,910
46	LME Copper Future(e)	03/18/2024	9,838,825	(109,431)
17	LME Nickel Future(e)	03/18/2024	1,692,486	(29,574)
143	LME Primary Aluminum Future(e)	03/18/2024	8,512,075	237,850
26	LME Zinc Future(e)	03/18/2024	1,731,275	33,469
29	Long Gilt Future	03/26/2024	3,794,921	191,886
98	NYBOT CSC C Coffee Future(e)	03/18/2024	6,920,025	347,756
122	NYBOT CSC Cocoa Future(e)	03/13/2024	5,119,120	176,990
6	NYMEX NY Harbor ULSD Futures(e)	02/28/2024	637,283	(36,998)
36	NYMEX Platinum Future(e)	04/26/2024	1,816,560	(27,430)
303	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines(e)	02/29/2024	4,203,822	226,167
222	SGX Nikkei 225 Stock Index Future	03/07/2024	26,308,224	(26,370)
1,050	Three Month SONIA Index Futures	09/16/2025	324,397,970	2,868,123
1,389	Three-Month SOFR Futures	09/16/2025	336,485,250	879,488
43	TSE Japanese 10 Year Bond Futures	03/13/2024	44,746,109	222,098
	NET UNREALIZED APPRECIATION FROM OPEN LONG FUTURES CONTRACTS			$ 16,027,036

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
228	CBOT Corn Future(e)	03/14/2024	$ 5,372,250	$ 78,225
5	CBOT Oats Future(e)	03/14/2024	96,438	(11,200)
88	CBOT Soybean Oil Future(e)	03/14/2024	2,543,904	136,860
41	CBOT Wheat Future(e)	03/14/2024	1,287,400	(139,375)
84	CME Canadian Dollar Currency Future	03/19/2024	6,352,500	(145,947)
10	CME Feeder Cattle Future(e)	03/28/2024	1,115,500	6,950
65	CME Japanese Yen Currency Future	03/18/2024	5,830,500	(184,988)
18	CME Lean Hogs Future(e)	02/14/2024	489,420	8,970
20	CME Live Cattle Future(e)	02/29/2024	1,348,000	59,740
127	Eurex 2 Year Euro SCHATZ Future	03/07/2024	14,938,414	(1,402)
102	HKG Hang Seng Index Future	01/30/2024	11,189,441	(239,941)
15	ICE Brent Crude Oil Future(e)	03/31/2024	1,155,600	(41,250)
36	ICE Gas Oil Future(e)	02/12/2024	2,672,100	(53,050)
24	LME Copper Future(e)	03/18/2024	5,133,300	(157,950)
51	LME Nickel Future(e)	03/18/2024	5,077,458	209,382
100	LME Primary Aluminum Future(e)	03/18/2024	5,952,500	(481,450)
26	LME Zinc Future(e)	03/18/2024	1,731,275	(63,375)
93	NYBOT CSC Number 11 World Sugar Future(e)	02/29/2024	2,143,613	211,613
82	NYBOT CTN Number 2 Cotton Future(e)	03/06/2024	3,321,000	(68,180)
182	NYBOT FINEX United States Dollar Index Future	03/18/2024	18,387,278	298,162
97	NYMEX Henry Hub Natural Gas Futures(e)	01/29/2024	2,438,580	(160,010)
16	NYMEX Light Sweet Crude Oil Future(e)	01/22/2024	1,146,400	(45,180)
4	NYMEX Palladium Future(e)	03/26/2024	443,720	(6,610)
12	NYMEX Reformulated Gasoline Blendstock for Oxygen(e)	01/31/2024	1,061,575	(46,830)
61	WCE Canola Future(e)	03/14/2024	601,635	18,794
	NET UNREALIZED DEPRECIATION FROM OPEN SHORT FUTURES CONTRACTS			$ (818,042)

	TOTAL NET UNREALIZED APPRECIATION FROM OPEN FUTURES CONTRACTS			$ 15,208,994

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
(a)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at December 31, 2023.
(b)	Zero coupon bond.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2023.
(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(e)	All or a portion of this investment is a holding of the GPMAS Fund Limited.